Acquisition of Businesses Acquisition - Schedule of Assets Acquired and Liabilities Assumed as of the Acquisition Date (Details) CAD in Thousands, $ in Thousands					1 Months Ended	3 Months Ended	12 Months Ended
		Jul. 10, 2015 CAD	Jul. 10, 2015 USD ($)	Oct. 10, 2014 USD ($)	Oct. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Assets:
Goodwill						$ 390,655	$ 390,655	$ 336,872	$ 224,303
Acquisition Consideration
Purchase price					$ 1,100
Total purchase consideration							$ 130,292	$ 474,657	$ 1,117
Manitoba Harvest
Assets:
Cash			$ 164
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables			3,787
Inventory			8,743
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment			8,203
Intangible assets			63,687
Goodwill			37,882
Other current and noncurrent assets			986
Total assets			123,452
Liabilities and noncontrolling interest:
Current liabilities			3,267
Other liabilities			23,332
Deferred tax liabilities			16,593
Noncontrolling interest			7,638
Total liabilities and noncontrolling interest			50,830
Net assets acquired			72,622
Intercompany loans to business and debt assumed			23,593
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net, Including Related Party Debt			103,853
Acquisition Consideration
Purchase price			104,437
Working capital adjustment			(584)
Total purchase consideration			103,853
Less: Transaction costs			(1,145)
Purchase price, net		CAD 130,254	$ 102,708
Sterno Candle Lamp
Assets:
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables	[1]			$ 18,534
Inventory	[2]			19,932
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	[3]			18,004
Intangible assets				90,950
Goodwill				33,717
Other current and noncurrent assets				1,734
Total assets				182,871
Liabilities and noncontrolling interest:
Current liabilities				20,120
Other liabilities				91,647
Total liabilities				111,767
Net assets acquired				71,104
Intercompany loans to business and debt assumed				91,647
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net, Including Related Party Debt				162,751
Acquisition Consideration
Purchase price				161,500
Working capital adjustment				1,251
Total purchase consideration				162,751
Less: Transaction costs				(2,765)
Purchase price, net				$ 159,986		$ 160,000

[1]	Includes $18.8 million of gross contractual accounts receivable of which $0.2 million was not expected to be collected. The fair value of accounts receivable approximates book value acquired
[2]	Includes $2.0 million in inventory basis step-up, which was charged to cost of goods sold during the year ended December 31, 2014.
[3]	Includes $6.9 million of property, plant and equipment basis step-up.